Provisions - Schedule of Changes in Provisions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provisions [line items]
Balance at the beginning of the year	R$ 3,499,589	R$ 2,842,475
Additions	859,501	1,592,894
Reversals	(586,634)	(970,811)
Payments	(585,551)	392,911
Interest incurred	246,147	237,740
Effect of change in financial assumptions	888	(4,744)
Effect of plan experience	(1,406)	(400)
Transfers		0
Foreign currency exchange	(190,576)	195,346
Balance at the ending of the year	3,242,994	3,499,589
Current	834,288	977,103
Non-current	R$ 2,408,706	R$ 2,522,486
Nominal discount rate	11.24%	9.47%
Return of aircraft and engines (a)
Disclosure of provisions [line items]
Balance at the beginning of the year	R$ 2,241,439	R$ 1,336,186
Additions	678,252	790,727
Reversals	0	0
Payments	(228,034)	95,344
Interest incurred	144,563	80,484
Effect of change in financial assumptions	0	0
Effect of plan experience	0	0
Transfers		37,898
Foreign currency exchange	(160,954)	91,488
Balance at the ending of the year	2,675,266	2,241,439
Current	654,897
Non-current	2,020,369
Tax, civil, labor and other risks
Disclosure of provisions [line items]
Balance at the beginning of the year	558,982	155,814
Additions	181,136	549,791
Reversals	0	0
Payments	(179,391)	146,623
Interest incurred	0	0
Effect of change in financial assumptions	0	0
Effect of plan experience	0	0
Transfers		0
Foreign currency exchange	0	0
Balance at the ending of the year	560,727	558,982
Current	179,391
Non-current	381,336
Provision for onerous contracts
Disclosure of provisions [line items]
Balance at the beginning of the year	693,407	1,340,522
Additions	0	252,164
Reversals	(586,634)	(970,811)
Payments	(178,126)	150,944
Interest incurred	100,975	156,516
Effect of change in financial assumptions	0	0
Effect of plan experience	0	0
Transfers		(37,898)
Foreign currency exchange	(29,622)	103,858
Balance at the ending of the year	0	693,407
Current	0
Non-current	0
Post -employment benefit
Disclosure of provisions [line items]
Balance at the beginning of the year	5,761	9,953
Additions	113	212
Reversals	0	0
Payments	0	0
Interest incurred	609	740
Effect of change in financial assumptions	888	(4,744)
Effect of plan experience	1,406	(400)
Transfers		0
Foreign currency exchange	0	0
Balance at the ending of the year	7,001	R$ 5,761
Current	0
Non-current	R$ 7,001